9A. Share Capital (Details A) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Warrants A
Number of warrants	116,760	116,760
Exercise Price	$ 0.86
Warrants B
Number of warrants	1,209,675	1,209,675
Exercise Price	$ 4.25
Expiration	Jan. 31, 2019
Warrants C
Number of warrants	100,000	100,000
Exercise Price	$ 4.00
Expiration	Jul. 31, 2016
Warrants D
Number of warrants	60,000	60,000
Exercise Price	$ 6.55
Expiration	Dec. 31, 2015
Warrants E [Member]
Number of warrants	68,850	68,850
Exercise Price	$ 2.25
Expiration	Dec. 31, 2018
Warrants F [Member]
Number of warrants	402,786	402,786
Exercise Price	$ 3.00
Expiration	Dec. 31, 2018
Warrants G [Member]
Number of warrants	402,568	402,568
Exercise Price	$ 3.50
Expiration	Dec. 31, 2018
Warrants H [Member]
Number of warrants	450,000	450,000
Exercise Price
Expiration	May 30, 2017